Expenses by nature - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
Right-of-use asset depreciation	€ 235	€ 30
Insurance	2,754	1,573	€ 1,933
Vessel depreciation	53,696	22,484	21,664
Impairment of property, plant and equipment	0	5,000
Crewing costs paid to a related party and an external party			61
Offshore employee compensation	32,285	15,921	13,089
Fuel and oil	2,976	711	1,113
Maintenance	7,886	5,121	4,039
Messing costs	2,948	1,448	1,428
Seafarer travel	7,110	2,835	2,589
Specific charter costs	10,776	4,052	2,623
Utilities	1,308	389	689
Other operating expenses	2,254	294	309
Total cost of sales	€ 124,228	€ 59,858	€ 49,537